Post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of information about defined benefit plans [abstract]
Summary of fair value of plan assets
The proportions of the total fair value of assets in the pension plans for each asset class at the balance sheet date were:

	2020		2019
Equities	21.1%		20.4%
– Quoted		17.9%		17.0%
– Private		3.2%		3.4%
Bonds	55.8%		63.4%
– Government fixed income		17.7%		18.4%
– Government inflation-linked		9.6%		16.2%
– Corporate and other publicly quoted		22.6%		24.1%
– Private		5.9%		4.7%
Property	7.5%		8.8%
– Quoted property funds		3.1%		3.4%
– Unquoted property funds		4.4%		5.4%
Qualifying insurance policies	11.3%		3.1%
Cash & other	4.3%		4.3%
Total	100.0%		100.0%

Summary of maturity of defined benefit obligations
An approximate analysis of the maturity of the obligations is given in the table below:

	Pension benefits	Other benefits	2020 Total	2019 Total	2018 Total
Proportion relating to current employees	21%	19%	21%	20%	19%
Proportion relating to former employees not yet retired	12%	0%	11%	12%	11%
Proportion relating to retirees	67%	81%	68%	68%	70%
Total	100%	100%	100%	100%	100%
Average duration of obligations (years)	14.4	13.5	14.3	14.4	13.4

Summary of geographical distribution of defined benefit obligations
An approximate analysis of the geographic distribution of the obligations is given in the table below:

	Pension benefits	Other benefits	2020 Total	2019 Total	2018 Total
Canada	54%	46%	53%	53%	48%
UK	30%	2%	28%	28%	28%
US	7%	50%	10%	10%	14%
Switzerland	5%	0%	5%	5%	5%
Other	4%	2%	4%	4%	5%
Total	100%	100%	100%	100%	100%

Summary of total expense recognised in the income statement
Total expense recognised in the income statement

	Pension benefits US$m	Other benefits US$m	2020 Total US$m	2019 Total US$m	2018 Total US$m
Current employer service cost for defined benefit plans	(131)	(6)	(137)	(125)	(165)
Past service cost	(2)	—	(2)	—	(36)
Curtailment gains	—	—	—	—	2
Settlement (losses)/gains	(1)	—	(1)	51	5
Net interest on net defined benefit liability	(22)	(27)	(49)	(58)	(79)
Non-investment expenses paid from the plans	(16)	—	(16)	(14)	(15)
Total defined benefit expense	(172)	(33)	(205)	(146)	(288)
Current employer service cost for defined contribution and industry-wide plans	(262)	(2)	(264)	(238)	(244)
Total expense recognised in the income statement	(434)	(35)	(469)	(384)	(532)

Summary of total amount recognised in other comprehensive income before tax
Total amount recognised in other comprehensive income before tax

	2020 US$m	2019 US$m	2018 US$m
Actuarial (losses)/gains	(1,242)	(1,295)	1,382
Return on assets, net of interest on assets	768	1,033	(527)
Gain on application of asset ceiling	—	—	52
Total (loss)/gain recognised in other comprehensive income	(474)	(262)	907

Summary of amount recognised in balance sheet
The following amounts were measured in accordance with IAS 19 at 31 December:

	Pension benefits US$m	Other benefits US$m	2020 Total US$m	2019 Total US$m
Total fair value of plan assets	14,905	—	14,905	13,923
Present value of obligations – funded	(15,731)	—	(15,731)	(14,311)
Present value of obligations – unfunded	(479)	(968)	(1,447)	(1,342)
Present value of obligations – total	(16,210)	(968)	(17,178)	(15,653)
Net deficit to be shown in the balance sheet	(1,305)	(968)	(2,273)	(1,730)
Comprising:
– Deficits	(2,087)	(968)	(3,055)	(2,714)
– Surpluses	782	—	782	984
Net deficits on pension plans	(1,305)	—	(1,305)	(831)
Unfunded post-retirement healthcare obligation	—	(968)	(968)	(899)

Summary of funding policy and contributions to plans

	Pension benefits US$m	Other benefits US$m	2020 Total US$m	2019 Total US$m	2018 Total US$m
Contributions to defined benefit plans	169	32	201	257	248
Contributions to defined contribution plans	259	2	261	235	244
Total	428	34	462	492	492

Summary of movement in net defined benefit liability
A summary of the movement in the net defined benefit liability is shown in the first table below. The subsequent tables provide a more detailed analysis of the movements in the present value of the obligations and the fair value of assets.

	Pension benefits US$m	Other benefits US$m	2020 Total US$m	2019 Total US$m
Change in the net defined benefit liability
Net defined benefit liability at the start of the year	(831)	(899)	(1,730)	(1,551)
Amounts recognised in income statement	(172)	(33)	(205)	(146)
Amounts recognised in other comprehensive income	(416)	(58)	(474)	(262)
Employer contributions	169	32	201	257
Arrangements added/divested	—	—	—	(5)
Assets transferred to defined contribution section	(3)	—	(3)	(3)
Currency exchange rate (loss)	(52)	(10)	(62)	(20)
Net defined benefit liability at the end of the year	(1,305)	(968)	(2,273)	(1,730)

	Pension benefits US$m	Other benefits US$m	2020 Total US$m	2019 Total US$m
Change in present value of obligation
Present value of obligation at the start of the year	(14,754)	(899)	(15,653)	(14,754)
Current employer service costs	(131)	(6)	(137)	(125)
Past service cost	(2)	—	(2)	—
Settlements	6	—	6	638
Interest on obligation	(357)	(27)	(384)	(476)
Contributions by plan participants	(22)	—	(22)	(23)
Benefits paid	746	32	778	862
Experience gains	46	15	61	111
Changes in financial assumptions (loss)	(1,357)	(85)	(1,442)	(1,447)
Changes in demographic assumptions gain	127	12	139	41
Arrangements (added)	—	—	—	(5)
Currency exchange rate (loss)	(512)	(10)	(522)	(475)
Present value of obligation at the end of the year	(16,210)	(968)	(17,178)	(15,653)
42 Post-retirement benefits continued

	Pension benefits US$m	Other benefits US$m	2020 Total US$m	2019 Total US$m
Change in plan assets
Fair value of plan assets at the start of the year	13,923	—	13,923	13,203
Settlements	(7)	—	(7)	(587)
Interest on assets	335	—	335	418
Contributions by plan participants	22	—	22	23
Contributions by employer	169	32	201	257
Benefits paid	(746)	(32)	(778)	(862)
Non-investment expenses	(16)	—	(16)	(14)
Return on plan assets, net of interest on assets	768	—	768	1,033
Assets transferred to defined contribution section	(3)	—	(3)	(3)
Currency exchange rate gain	460	—	460	455
Fair value of plan assets at the end of the year	14,905	—	14,905	13,923

Summary of main assumptions rate for valuations of plans and sensitivity analysis
The main assumptions for the valuations of the plans under IAS 19 are set out below. Where there are multiple plans in a country the rates below are weighted-average figures.

	Canada	UK	US	Switzerland
At 31 December 2020
Discount rate	2.5%	1.2%	2.2%	0.1%
Inflation(a)	1.6%	2.9%	2.1%	0.9%
Rate of increase in pensions	0.1%	2.5%	—%	0.5%
Rate of increase in salaries	2.8%	3.6%	3.6%	1.9%
At 31 December 2019
Discount rate	3.1%	2.0%	3.1%	0.2%
Inflation(a)	1.6%	2.9%	2.0%	1.1%
Rate of increase in pensions	0.1%	2.5%	—%	0.2%
Rate of increase in salaries	2.8%	3.5%	3.5%	2.1%
(a)The inflation assumption shown for the UK is for the Retail Price Index. The assumption for the Consumer Price Index at 31 December 2020 was 2.1% (2019: 2.0%).

		2020		2019
		Approximate (increase)/decrease in obligations		Approximate (increase)/decrease in obligations
Assumption	Change in assumption	Pensions US$m	Other US$m	Pensions US$m	Other US$m
Discount rate	Increase of 0.5 percentage points	988	62	894	56
	Decrease of 0.5 percentage points	(1,186)	(66)	(1,057)	(60)
Inflation	Increase of 0.5 percentage points	(484)	(19)	(447)	(17)
	Decrease of 0.5 percentage points	450	17	422	15
Salary increases	Increase of 0.5 percentage points	(81)	(1)	(55)	(1)
	Decrease of 0.5 percentage points	72	1	54	1
Demographic – allowance for future improvements in longevity	Participants assumed to have the mortality rates of individuals who are one year older	520	19	443	18
	Participants assumed to have the mortality rates of individuals who are one year younger	(562)	(19)	(465)	(18)